Eaton Vance
Equity Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 85.8%
Security	Shares	Value
Aerospace & Defense — 4.0%
AeroVironment, Inc.(1)	5,356	$ 1,109,977
Airbus SE	5,586	1,166,508
BAE Systems PLC	50,146	1,364,308
Boeing Co.(1)	5,057	1,168,926
Cohort PLC	58,372	1,083,702
DroneShield Ltd.(1)	506,005	1,244,338
General Dynamics Corp.	5,139	1,782,308
General Electric Co.	9,234	2,989,600
Howmet Aerospace, Inc.	6,285	1,623,101
Kratos Defense & Security Solutions, Inc.(1)	17,493	1,121,826
L3Harris Technologies, Inc.	3,686	1,161,753
Leonardo DRS, Inc.	23,759	1,158,489
Lockheed Martin Corp.	2,252	1,194,573
Mercury Systems, Inc.(1)	10,845	1,211,387
Northrop Grumman Corp.	2,482	1,399,054
RTX Corp.	7,256	1,303,613
Saab AB, Class B	18,570	1,144,495
		$ 23,227,958
Automobiles — 1.3%
Ford Motor Co.	73,473	$ 1,281,369
Tesla, Inc.(1)	14,021	6,110,212
		$ 7,391,581
Banks — 11.6%
Banc of California, Inc.	60,830	$ 1,169,153
Banca Monte dei Paschi di Siena SpA	108,857	1,170,770
Banco Bilbao Vizcaya Argentaria SA	123,687	2,888,915
Banco BPM SpA	74,088	1,164,007
Banco de Sabadell SA(2)	344,952	1,166,306
Banco Santander SA	264,240	3,304,543
Bank of America Corp.	35,800	1,847,280
BNP Paribas SA	42,432	4,573,860
CaixaBank SA	86,933	1,173,732
Chiba Bank Ltd.	80,762	1,180,774
Citigroup, Inc.	9,290	1,169,611
Citizens Financial Group, Inc.	21,130	1,315,554
Erste Group Bank AG	9,839	1,172,782
Fifth Third Bancorp	23,172	1,156,978
Fukuoka Financial Group, Inc.	28,445	1,172,116
Gunma Bank Ltd.	82,443	1,171,248
Hirogin Holdings, Inc.	91,131	1,154,645
Hokuhoku Financial Group, Inc.	28,899	1,173,056
Huntington Bancshares, Inc.	71,647	1,172,145
Security	Shares	Value
Banks (continued)
ING Groep NV	40,306	$ 1,248,495
Intesa Sanpaolo SpA	196,019	1,324,709
Japan Post Bank Co. Ltd.	78,647	1,515,622
JPMorgan Chase & Co.	12,908	3,863,493
Kyushu Financial Group, Inc.	132,979	1,155,382
M&T Bank Corp.	5,439	1,175,422
Mizuho Financial Group, Inc.	35,392	1,590,728
National Bank of Greece SA	67,443	1,166,734
Nordea Bank Abp	60,387	1,157,008
Piraeus Bank SA	110,875	1,176,376
Regions Financial Corp.	44,374	1,242,472
Resona Holdings, Inc.	92,049	1,175,039
Shizuoka Financial Group, Inc.	64,703	1,167,568
Societe Generale SA	22,762	1,892,003
Sumitomo Mitsui Financial Group, Inc.(2)	48,561	1,771,159
Sumitomo Mitsui Trust Group, Inc.	33,161	1,142,306
Swedbank AB, Class A	31,657	1,168,930
Truist Financial Corp.	24,157	1,164,609
UMB Financial Corp.	10,350	1,358,541
UniCredit SpA	32,246	2,783,119
United Bankshares, Inc.	26,774	1,162,259
Wells Fargo & Co.	21,521	1,668,738
Western Alliance Bancorp	14,718	1,172,289
Wintrust Financial Corp.	8,758	1,315,714
Yokohama Financial Group, Inc.	115,146	1,173,434
		$ 67,029,624
Beverages — 0.6%
Coca-Cola Co.	27,341	$ 2,160,212
PepsiCo, Inc.	7,925	1,142,706
		$ 3,302,918
Biotechnology — 0.8%
AbbVie, Inc.	8,162	$ 1,777,031
Amgen, Inc.	3,518	1,184,827
Gilead Sciences, Inc.	11,593	1,558,447
		$ 4,520,305
Broadline Retail — 2.8%
Amazon.com, Inc.(1)	59,551	$ 16,116,883
		$ 16,116,883
Building Products — 0.4%
Carrier Global Corp.	18,111	$ 1,156,749

Eaton Vance
Equity Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Johnson Controls International PLC	10,267	$ 1,376,394
		$ 2,533,143
Capital Markets — 2.0%
Blackrock, Inc.	1,101	$ 1,152,615
Brookfield Corp.	24,996	1,138,794
Charles Schwab Corp.	13,619	1,189,620
Deutsche Bank AG	34,956	1,132,753
Goldman Sachs Group, Inc.	2,065	2,117,782
KKR & Co., Inc.	12,283	1,178,431
Nomura Holdings, Inc.	147,283	1,186,973
Northern Trust Corp.	7,092	1,173,371
S&P Global, Inc.	2,763	1,171,512
		$ 11,441,851
Chemicals — 1.0%
Air Products and Chemicals, Inc.	4,082	$ 1,137,327
Corteva, Inc.	14,392	1,126,606
International Flavors & Fragrances, Inc.	14,823	1,127,289
Linde PLC	2,911	1,448,776
PPG Industries, Inc.	10,181	1,150,249
		$ 5,990,247
Commercial Services & Supplies — 0.2%
Waste Management, Inc.	5,386	$ 1,138,923
		$ 1,138,923
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	9,003	$ 1,435,709
Cisco Systems, Inc.	19,134	2,304,116
		$ 3,739,825
Construction & Engineering — 0.4%
EMCOR Group, Inc.	1,358	$ 1,122,822
Quanta Services, Inc.	1,755	1,249,086
		$ 2,371,908
Consumer Finance — 0.2%
American Express Co.	3,686	$ 1,166,508
		$ 1,166,508
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	2,123	$ 2,030,267
Walmart, Inc.	25,221	2,919,331
		$ 4,949,598
Security	Shares	Value
Containers & Packaging — 0.2%
Graphic Packaging Holding Co.	101,437	$ 1,142,181
		$ 1,142,181
Diversified Telecommunication Services — 0.4%
Comcast Corp., Class A	46,357	$ 1,152,899
Verizon Communications, Inc.	24,157	1,154,946
		$ 2,307,845
Electric Utilities — 3.0%
American Electric Power Co., Inc.	9,070	$ 1,148,897
Constellation Energy Corp.	4,547	1,308,399
EDP SA	224,711	1,144,374
Enel SpA	305,677	3,430,055
Entergy Corp.	11,048	1,204,784
Exelon Corp.	25,309	1,155,103
Iberdrola SA	251,434	5,708,012
NextEra Energy, Inc.	13,193	1,147,923
SSE PLC	42,203	1,319,823
		$ 17,567,370
Electrical Equipment — 1.3%
Eaton Corp. PLC	4,177	$ 1,673,306
GE Vernova, Inc.	2,464	2,385,940
nVent Electric PLC	7,845	1,310,037
Rockwell Automation, Inc.	2,541	1,146,143
Siemens Energy AG	6,021	1,139,860
		$ 7,655,286
Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	10,252	$ 1,857,252
nLight, Inc.(1)	14,779	1,095,420
TTM Technologies, Inc.(1)	6,171	1,072,026
		$ 4,024,698
Energy Equipment & Services — 0.4%
Halliburton Co.	30,250	$ 1,175,212
SLB Ltd.	21,889	1,194,045
		$ 2,369,257
Entertainment — 0.4%
Netflix, Inc.(1)	24,092	$ 2,072,394
		$ 2,072,394
Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(1)	7,294	$ 3,460,857

Eaton Vance
Equity Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Mastercard, Inc., Class A	4,239	$ 2,093,981
ORIX Corp.	36,613	1,427,874
Visa, Inc., Class A	7,342	2,396,135
		$ 9,378,847
Food Products — 0.3%
Danone SA	24,809	$ 1,763,919
		$ 1,763,919
Ground Transportation — 0.6%
CSX Corp.	25,222	$ 1,141,548
Uber Technologies, Inc.(1)	17,454	1,228,761
Union Pacific Corp.	4,353	1,143,272
		$ 3,513,581
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	13,459	$ 1,152,090
Boston Scientific Corp.(1)	28,896	1,395,966
EssilorLuxottica SA	5,851	1,182,602
Insulet Corp.(1)	8,160	1,182,710
Intuitive Surgical, Inc.(1)	2,734	1,160,966
		$ 6,074,334
Health Care Providers & Services — 3.9%
Cencora, Inc.	4,903	$ 1,320,672
Centene Corp.(1)	34,442	2,052,743
Cigna Group	9,771	2,710,475
CVS Health Corp.	31,066	2,826,385
Elevance Health, Inc.	8,832	3,472,654
Humana, Inc.	8,699	2,656,849
McKesson Corp.	1,723	1,279,224
Molina Healthcare, Inc.(1)	7,326	1,271,794
UnitedHealth Group, Inc.	12,579	4,783,919
		$ 22,374,715
Hotels, Restaurants & Leisure — 0.4%
Booking Holdings, Inc.	6,826	$ 1,142,877
Starbucks Corp.	11,492	1,139,547
		$ 2,282,424
Household Durables — 0.8%
Century Communities, Inc.	21,708	$ 1,146,617
Lennar Corp., Class A	12,902	1,158,341
Security	Shares	Value
Household Durables (continued)
PulteGroup, Inc.	9,837	$ 1,162,537
Taylor Morrison Home Corp.(1)	19,710	1,153,035
		$ 4,620,530
Household Products — 0.2%
Procter & Gamble Co.	8,020	$ 1,151,351
		$ 1,151,351
Independent Power and Renewable Electricity Producers — 0.5%
Orsted AS(1)(3)	45,471	$ 1,158,853
RWE AG	28,971	1,841,138
		$ 2,999,991
Industrial Conglomerates — 0.6%
Hitachi Ltd.	37,711	$ 1,220,687
Honeywell International, Inc.	4,973	1,182,878
Siemens AG	3,756	1,177,656
		$ 3,581,221
Industrial REITs — 0.2%
Prologis, Inc.	8,197	$ 1,176,024
		$ 1,176,024
Insurance — 1.2%
Allianz SE	2,850	$ 1,262,994
American International Group, Inc.	15,519	1,151,975
Hartford Insurance Group, Inc.	9,501	1,207,862
Markel Group, Inc.(1)	956	1,735,704
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,019	1,585,490
		$ 6,944,025
Interactive Media & Services — 5.2%
Alphabet, Inc., Class A	40,860	$ 15,540,692
Alphabet, Inc., Class C	17,785	6,694,808
Meta Platforms, Inc., Class A	12,427	7,860,202
		$ 30,095,702
IT Services — 0.3%
International Business Machines Corp.	4,996	$ 1,487,809
		$ 1,487,809
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	2,367	$ 1,165,771
		$ 1,165,771

Eaton Vance
Equity Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 0.9%
Caterpillar, Inc.	3,312	$ 2,900,882
Cummins, Inc.	1,735	1,121,903
PACCAR, Inc.	13,290	1,466,817
		$ 5,489,602
Media — 0.4%
Fox Corp., Class B	19,691	$ 1,130,067
News Corp., Class B(2)	38,127	1,136,947
		$ 2,267,014
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	17,657	$ 1,160,241
Newmont Corp.	11,848	1,301,029
Nucor Corp.	4,634	1,158,500
		$ 3,619,770
Multi-Utilities — 1.7%
E.ON SE	116,613	$ 2,475,521
Engie SA	63,859	1,969,989
National Grid PLC	208,381	3,344,625
Sempra	12,904	1,150,134
Unitil Corp.	22,635	1,132,429
		$ 10,072,698
Office REITs — 0.2%
BXP, Inc.	18,973	$ 1,138,570
		$ 1,138,570
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.	68,265	$ 1,430,834
APA Corp.	31,668	1,153,665
Chevron Corp.	7,023	1,281,417
ConocoPhillips	28,473	3,245,353
Devon Energy Corp.	28,356	1,261,558
Diamondback Energy, Inc.	6,097	1,167,454
EOG Resources, Inc.	10,571	1,409,960
EQT Corp.	20,914	1,148,806
Exxon Mobil Corp.	16,968	2,464,772
Targa Resources Corp.	5,004	1,276,370
		$ 15,840,189
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	16,464	$ 1,357,951
		$ 1,357,951
Security	Shares	Value
Pharmaceuticals — 1.9%
AstraZeneca PLC	6,953	$ 1,290,925
Eli Lilly & Co.	3,481	3,846,505
Johnson & Johnson	8,496	1,914,404
Merck & Co., Inc.	13,125	1,558,200
Novartis AG	16,819	2,529,746
		$ 11,139,780
Professional Services — 0.9%
Automatic Data Processing, Inc.	6,332	$ 1,404,691
CACI International, Inc., Class A(1)	2,208	1,133,830
Paychex, Inc.	13,376	1,297,205
Paylocity Holding Corp.(1)	10,440	1,199,869
		$ 5,035,595
Semiconductors & Semiconductor Equipment — 12.8%
Advanced Micro Devices, Inc.(1)	9,716	$ 5,014,428
Advantest Corp.	6,992	1,143,160
Analog Devices, Inc.	3,038	1,257,276
Applied Materials, Inc.	4,047	1,821,393
ASML Holding NV	1,659	2,682,492
Broadcom, Inc.	27,204	12,153,931
Intel Corp.(1)	27,919	3,201,751
KLA Corp.	729	1,400,927
Lam Research Corp.	6,612	2,103,806
Micron Technology, Inc.	5,948	5,775,508
NVIDIA Corp.	134,005	28,293,816
NXP Semiconductors NV	3,482	1,118,941
Qualcomm, Inc.	7,441	1,867,840
SK hynix, Inc. GDR(3)	714	1,103,472
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,899	2,468,436
Texas Instruments, Inc.	5,359	1,638,139
Tokyo Electron Ltd.	3,521	1,180,853
		$ 74,226,169
Software — 5.7%
Adobe, Inc.(1)	4,787	$ 1,240,838
AppLovin Corp., Class A(1)	1,922	1,178,359
C3.ai, Inc., Class A(1)	113,649	1,224,000
Crowdstrike Holdings, Inc., Class A(1)	1,994	1,457,614
Microsoft Corp.	42,915	19,322,050
Oracle Corp.	8,483	1,915,292
Palantir Technologies, Inc., Class A(1)	14,274	2,234,452
Palo Alto Networks, Inc.(1)	5,453	1,536,055
Salesforce, Inc.	6,541	1,249,985
ServiceNow, Inc.(1)	11,325	1,408,490
		$ 32,767,135

Eaton Vance
Equity Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs — 0.6%
American Tower Corp.	6,145	$ 1,148,869
Crown Castle, Inc.	12,638	1,156,377
National Storage Affiliates Trust	26,651	1,136,665
		$ 3,441,911
Specialty Retail — 0.7%
Home Depot, Inc.	4,802	$ 1,522,906
O'Reilly Automotive, Inc.(1)	13,089	1,137,172
TJX Cos., Inc.	8,153	1,261,677
		$ 3,921,755
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	72,416	$ 22,598,137
Sandisk Corp.(1)	827	1,401,749
Seagate Technology Holdings PLC	1,414	1,244,037
Western Digital Corp.	7,454	3,959,639
		$ 29,203,562
Tobacco — 0.2%
Philip Morris International, Inc.	7,470	$ 1,325,029
		$ 1,325,029
Trading Companies & Distributors — 0.5%
Toyota Tsusho Corp.	27,370	$ 1,192,486
United Rentals, Inc.	1,463	1,456,665
		$ 2,649,151
Water Utilities — 0.4%
Severn Trent PLC	28,642	$ 1,142,069
United Utilities Group PLC	63,875	1,154,468
		$ 2,296,537
Wireless Telecommunication Services — 0.2%
SoftBank Group Corp.	25,850	$ 1,216,037
		$ 1,216,037
Total Common Stocks (identified cost $284,398,205)		$497,679,002

Exchange-Traded Funds — 11.1%
Security	Shares	Value
Equity Funds — 11.1%
Franklin FTSE China ETF(2)	253,500	$ 5,573,476
Franklin FTSE Latin America ETF	76,649	2,122,411
Security	Shares	Value
Equity Funds (continued)
iShares Core MSCI Emerging Markets ETF	377,311	$ 31,494,149
iShares MSCI Brazil ETF	263,774	9,472,124
iShares MSCI South Korea ETF	30,444	6,266,289
iShares MSCI Taiwan ETF	89,316	9,179,898
Total Exchange-Traded Funds (identified cost $48,273,913)		$ 64,108,347

Short-Term Investments — 3.5%
Affiliated Fund — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.54%(4)	13,309,470	$ 13,309,470
Total Affiliated Fund (identified cost $13,309,470)		$ 13,309,470

Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%(5)	6,810,840	$ 6,810,840
Total Securities Lending Collateral (identified cost $6,810,840)		$ 6,810,840
Total Short-Term Investments (identified cost $20,120,310)		$ 20,120,310
Total Investments — 100.4% (identified cost $352,792,428)		$581,907,659
Other Assets, Less Liabilities — (0.4)%		$ (2,058,733)
Net Assets — 100.0%		$579,848,926
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2026. The aggregate market value of securities on loan at May 31, 2026 was $6,682,217 and the total market value of the collateral received by the Fund was $6,913,683, comprised of cash of $6,810,840 and U.S. government and/or agencies securities of $102,843.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2026, the aggregate value of these securities is $2,262,325 or 0.4% of the Fund's net assets.

Eaton Vance
Equity Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	71.5%	$414,415,264
Japan	4.3	25,111,147
Spain	2.5	14,241,508
France	2.2	12,548,881
United Kingdom	1.8	10,699,920
Germany	1.8	10,615,412
Italy	1.7	9,872,660
Netherlands	0.9	5,049,928
Taiwan	0.4	2,468,436
Greece	0.4	2,343,110
Sweden	0.4	2,313,425
Australia	0.2	1,244,338
Austria	0.2	1,172,782
Denmark	0.2	1,158,853
Finland	0.2	1,157,008
Portugal	0.2	1,144,374
Canada	0.2	1,138,794
South Korea	0.2	1,103,472
Exchange-Traded Funds	11.1	64,108,347
Total Investments	100.4%	$581,907,659
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at May 31, 2026.
Affiliated Investments
At May 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $13,309,470, which represents 2.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$10,425,633	$283,759,916	$(280,876,079)	$ —	$ —	$13,309,470	$305,106	13,309,470
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Eaton Vance
Equity Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 36,742,955	$ 1,216,037	$ —	$ 37,958,992
Consumer Discretionary	34,333,173	—	—	34,333,173
Consumer Staples	10,728,896	1,763,919	—	12,492,815
Energy	18,209,446	—	—	18,209,446
Financials	44,289,405	51,671,450	—	95,960,855
Health Care	40,271,632	5,003,273	—	45,274,905
Industrials	47,820,279	10,734,040	—	58,554,319
Information Technology	139,339,221	6,109,977	—	145,449,198
Materials	10,752,198	—	—	10,752,198
Real Estate	5,756,505	—	—	5,756,505
Utilities	8,247,669	24,688,927	—	32,936,596
Total Common Stocks	$396,491,379	$101,187,623*	$ —	$497,679,002
Exchange-Traded Funds	$ 64,108,347	$ —	$ —	$ 64,108,347
Short-Term Investments:
Affiliated Fund	13,309,470	—	—	13,309,470
Securities Lending Collateral	6,810,840	—	—	6,810,840
Total Investments	$480,720,036	$101,187,623	$ —	$581,907,659
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.